CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Ordinary shares [Member] CNY (¥)	Ordinary shares [Member] USD ($)	Additional paid-in capital [Member] CNY (¥)	Additional paid-in capital [Member] USD ($)	Treasury shares [Member] CNY (¥)	Treasury shares [Member] USD ($)	Accumulated other comprehensive income (loss) [Member] CNY (¥)	Accumulated other comprehensive income (loss) [Member] USD ($)	Accumulated deficit [Member] CNY (¥)	Accumulated deficit [Member] USD ($)	Noncontrolling interests [Member] CNY (¥)	Noncontrolling interests [Member] USD ($)	Class A Ordinary shares [Member] Ordinary shares [Member] shares	Class B Ordinary shares [Member] Ordinary shares [Member] shares
Balance at Dec. 31, 2013	¥ 809,420		¥ 114		¥ 967,233				¥ 10,492		¥ (168,419)
Balance, shares at Dec. 31, 2013 | shares															66,539,000	262,197,451
Net income (loss) for the year	157,049										157,049
Other comprehensive income (loss)
Foreign currency translation gain (loss)	12,145								12,145
Change in fair value of available for sale investments
Conversion of Class B to Class A ordinary shares
Conversion of Class B to Class A ordinary shares, shares | shares															165,562,922	(165,562,922)
Issuance of ordinary shares from exercise of share options	¥ 49,086		7		49,079
Issuance of ordinary shares from exercise of share options, shares | shares	22,742,660	22,742,660													22,742,660
Share-based compensation	¥ 89,922				89,922
Balance at Dec. 31, 2014	1,117,622		121		1,106,234				22,637		(11,370)
Balance, shares at Dec. 31, 2014 | shares															254,844,582	96,634,529
Acquisition of VIE	(96)										(96)
Acquisition of shares of consolidated subsidiaries	98,785												98,785
Net income (loss) for the year	(324,209)										(323,897)		(312)
Other comprehensive income (loss)
Foreign currency translation gain (loss)	66,851								66,851
Issuance of ordinary shares from private placement	739,109		20		739,089
Issuance of ordinary shares from private placement, shares | shares															63,500,500
Change in fair value of available for sale investments
Conversion of Class B to Class A ordinary shares
Conversion of Class B to Class A ordinary shares, shares | shares															11,635,370	(11,635,370)
Issuance of ordinary shares from exercise of share options	¥ 18,419		1		18,418
Issuance of ordinary shares from exercise of share options, shares | shares	5,274,480	5,274,480													5,274,480
Repurchase of ordinary shares	¥ (8,773)						(8,773)
Repurchase of ordinary shares, shares | shares															(1,220,000)
Share-based compensation	158,628				158,628
Balance at Dec. 31, 2015	1,866,336		142		2,022,369		(8,773)		89,488		(335,363)		98,473
Balance, shares at Dec. 31, 2015 | shares															334,034,932	84,999,159
Acquisition of shares of consolidated subsidiaries	98,887												98,887
Net income (loss) for the year	(209,252)	$ (30,138)									(202,965)		(6,287)
Other comprehensive income (loss)
Foreign currency translation gain (loss)	82,347	11,860							82,347
Change in fair value of available for sale investments	754	$ 109							754
Conversion of Class B to Class A ordinary shares
Conversion of Class B to Class A ordinary shares, shares | shares															10,598,860	(10,598,860)
Issuance of ordinary shares from exercise of share options	¥ 12,676		1		12,675
Issuance of ordinary shares from exercise of share options, shares | shares	2,276,320	2,276,320													2,276,320
Disposal of shares of consolidated subsidiaries	¥ (92,561)												(92,561)
Repurchase of ordinary shares	(114,485)						(114,485)
Repurchase of ordinary shares, shares | shares															(11,415,320)
Share-based compensation	163,341				163,341
Balance at Dec. 31, 2016	¥ 1,808,043	$ 260,413	¥ 143	$ 21	¥ 2,198,385	$ 316,633	¥ (123,258)	$ (17,753)	¥ 172,589	$ 24,858	¥ (538,328)	$ (77,535)	¥ 98,512	$ 14,189
Balance, shares at Dec. 31, 2016 | shares															335,494,792	74,400,299